Label	Element	Value
Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	300.00%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Organon & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Corcept Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Enliven Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Omeros Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Perrigo Co. PLC ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | DefiniumTherapeutics, Inc. ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Nektar Therapeutics [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Trevi Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Terns Pharmaceuticals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Pharmaceuticals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	225.50%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	74.50%